CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
CHANGES IN ACCOUNTING POLICIES
CHANGES IN ACCOUNTING POLICIES

3.          CHANGES IN ACCOUNTING POLICIES

ADOPTION OF NEW STANDARDS

Balance Sheet Offsetting

Effective January 1, 2013, the Company adopted Accounting Standards Update (ASU) 2011-11 and ASU 2013-01, which require enhanced disclosures on the effect or potential effect of netting arrangements on an entity’s financial position. As the adoption of these updates impacted disclosure only, there was no impact to the Company’s consolidated financial position for the current or prior periods presented.

Accumulated Other Comprehensive Income

Effective January 1, 2013, the Company adopted ASU 2013-02, which requires enhanced disclosures on amounts reclassified out of AOCI. As the adoption of this update impacted disclosure only, there was no impact to the Company’s consolidated financial statements for the current or prior periods presented.

Presentation of Unrecognized Tax Benefits

Effective December 31, 2013, the Company elected to early adopt ASU 2013-11, which requires presentation of unrecognized tax benefits as a reduction to a deferred tax asset for a net operating loss carryforward unless specific conditions exist. There was no material impact to the consolidated financial statements for the current or prior periods presented as a result of adopting this update.

FUTURE ACCOUNTING POLICY CHANGES

Obligations Resulting from Joint and Several Liability Arrangements

ASU 2013-04 was issued in February 2013 and provides both measurement and disclosure guidance for obligations with fixed amounts at a reporting date resulting from joint and several liability arrangements. The adoption of the pronouncement is not anticipated to have a material impact on the Company’s consolidated financial statements. This accounting update is effective for annual and interim periods beginning after December 15, 2013 and is to be applied retrospectively.

Parent’s Accounting for the Cumulative Translation Adjustment

ASU 2013-05 was issued in March 2013 and provides guidance on the timing of release of the cumulative translation adjustment into net income when a disposition or ownership change occurs related to an investment in a foreign entity or a business within a foreign entity. The adoption of the pronouncement is not anticipated to have a material impact on the Company’s consolidated financial statements. This accounting update is effective for annual and interim periods beginning after December 15, 2013 and is to be applied prospectively.